ORIENT-EXPRESS SERVICES LTD.

Sea Containers House, 20 Upper Ground

London SE1 9PF, England

Telephone 020 7805 5060

Facsimile 020 7805 5908

Direct Tel: (0)20-7805-5200

Direct Fax: (0)20-7805-5916

E-mail: edwin.hetherington

@seacontainers.com

ESH/HDH - OESL	March 3, 2006

BY EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

U.S.A.

Re: Orient-Express Hotels Ltd.

(File No. 1-16017)

Ladies and Gentlemen:

On behalf of Orient-Express Hotels Ltd. and pursuant to Section 13(a) of the Securities Exchange Act of 1934, we are filing herewith a Form 10-K annual report for the year ended December 31, 2005. The report includes six exhibits (Exhibits 11, 12, 21, 23, 31 and 32).

Kindly note that Orient-Express Hotels Ltd. is a “foreign private issuer” under Rule 3b-4, and is filing this report on Form 10-K as it applies to a foreign private issuer.

The financial statements in this report do not reflect any change from the preceding year in any accounting principles or practices, or in the method of applying any principles or practices.

If you have any questions about this filing, please contact the undersigned at the address above.

Sincerely yours,

/s/ E.S. Hetherington

Edwin S. Hetherington